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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Roger H. Jenswold & Company Inc.
                 --------------------------------
   Address:      5847 San Felipe Suite 1212
                 -------------------------------
                 Houston, TX 77057
                 -------------------------------

Form 13F File Number: 28-03940
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Janice Darden
         -------------------------------
Title:   Office Manager
         -------------------------------
Phone:   713-789-9060
         -------------------------------

Signature, Place, and Date of Signing:

   Janice Darden                      Houston Texas       02/01/2008
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
                                        --------------------

Form 13F Information Table Entry Total: 60
                                        --------------------

Form 13F Information Table Value Total: $114,604
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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                           FORM 13F INFORMATION TABLE

                             TITLE                    VALUE    SHARES/   SH/   PUT/    INVSTMT       OTHER       VOTING AUTHORITY
   NAME OF ISSUER          OF CLASS        CUSIP NO  (x$1000)  PRN AMT   PRN   CALL    DSCREIN      MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
AES CORPORATION           COM              00130H105      261     12200  SH           DEFINED                  2500      0     9700
AT&T INC                  COM              00206R102      229      5500  SH           DEFINED                  4800      0      700
ABBOTT LABORATORIES       COM                2824100     4238     75476  SH           DEFINED                 39211      0    36265
AMERICAN FINANCIAL RLTY
 TR                       COM              02607P305      951    118525  SH           DEFINED                 70075      0    48450
AMERICAN INTL GROUP INC   COM               26874107     4436     76090  SH           DEFINED                 42248      0    33842
AMGEN INC                 COM               31162100     1038     22350  SH           DEFINED                  9700      0    12650
ANADARKO PETROLEUM CORP   COM               32511107     3725     56700  SH           DEFINED                 30225      0    26475
ANHEUSER BUSCH COS INC    COM               35229103     2887     55150  SH           DEFINED                 29475      0    25675
AVNET INC                 COM               53807103      759     21704  SH           DEFINED                  7177      0    14527
BANK OF AMERICA CORP      COM               60505104      333      8072  SH           DEFINED                  4152      0     3920
BED BATH AND BEYOND       COM               75896100     1217     41405  SH           DEFINED                 17325      0    24080
BENCHMARK ELECTRONICS INC COM              08160H101      584     32942  SH           DEFINED                 15750      0    17192
C.B. RICHARD ELLIS        COM              12497T101     1516     70350  SH           DEFINED                 33850      0    36500
CELGENE CORPORATION       COM              151020104     2289     49525  SH           DEFINED                 22925      0    26600
CHEVRON CORP NEW          COM              166764100      262      2812  SH           DEFINED                  2416      0      396
CISCO SYS INC             COM              17275R102     3237    119594  SH           DEFINED                 48675      0    70919
COCA-COLA COMPANY         COM              191216100     4528     73787  SH           DEFINED                 41015      0    32772
CONOCOPHILLIPS            COM              20825C104     2779     31472  SH           DEFINED                 12296      0    19176
CULLEN FROST BANKERS INC  COM              229899109      360      7100  SH           DEFINED                  2700      0     4400
EMC CORPORATION MASS      COM              268648102      637     34392  SH           DEFINED                 11602      0    22790
ENSCO INTL INC            COM              26874Q100      238      4000  SH           SOLE                     4000      0        0
EXXON MOBIL CORP          COM              30231G102     8314     88738  SH           DEFINED                 53820      0    34918
FIFTH THIRD BANCORP       COM              316773100      455     18120  SH           DEFINED                  9950      0     8170
FIRST MARBLEHEAD          COM              320771108     1263     82531  SH           DEFINED                 48794      0    33737
GENERAL ELEC CO           COM              369604103     2378     64151  SH           DEFINED                 23061      0    41090
GENZYME CORPORATION       COM              372917104      585      7859  SH           DEFINED                  3059      0     4800
HCC INSURANCE HLDGS INC   COM              404132102     5294    184598  SH           DEFINED                 86531      0    98067
HALLIBURTON CO            COM              406216101      841     22185  SH           DEFINED                  8309      0    13876
HARLEY DAVIDSON           COM              412822108     3225     69035  SH           DEFINED                 38095      0    30940

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
JACK HENRY & ASSOC INC    COM              426281101     3323    136530  SH           DEFINED                 69650     0     66880
HESS CORP                 COM              42809H107     2146     21278  SH           DEFINED                  8575     0     12703
HONEYWELL INTERNATIONAL
 INC                      COM              438516106     2813     45695  SH           DEFINED                 18030     0     27665
INTEL CORP                COM              458140100     2891    108450  SH           DEFINED                 57365     0     51085
INTERNATIONAL BUSINESS
 MACH.                    COM              459200101     4155     38440  SH           DEFINED                 22429     0     16011
JPMORGAN CHASE & CO       COM              46625H100      511     11700  SH           DEFINED                  4000     0      7700
JOHNSON & JOHNSON         COM              478160104     4151     62239  SH           DEFINED                 33029     0     29210
MBIA INCORPORATED         COM              55262C100      232     12470  SH           DEFINED                  6735     0      5735
MASCO CORPORATION         COM              574599106      398     18425  SH           DEFINED                  9975     0      8450
MICROSOFT CORP            COM              594918104     3895    109398  SH           DEFINED                 51671     0     57727
NUVEEN REAL ESTATE INCOME
 FD                       FUND             67071B108      586     36900  SH           DEFINED                 25500     0     11400
PEPSICO INC               COM              713448108      679      8950  SH           DEFINED                  3450     0      5500
PIONEER NATURAL RESOURCES COM              723787107      991     20300  SH           DEFINED                  8100     0     12200
PROCTER & GAMBLE CO       COM              742718109      206      2809  SH           DEFINED                   875     0      1934
PROSPERITY BANCSHARES INC COM              743606105     1888     64253  SH           DEFINED                 34639     0     29614
RUSH ENTERPRISES CLASS A  COM              781846209     3687    202815  SH           DEFINED                104565     0     98250
S&P 500 EQUAL WGT. RYDEX
 ETF                      COM              78355W106     5029    106592  SH           DEFINED                 67362     0     39230
S&P 500 EQ WGT ENERGY
 RYDEX                    COM              78355W866      542      7925  SH           DEFINED                  4995     0      2930
SCHLUMBERGER LIMITED      COM              806857108     1151     11700  SH           DEFINED                  5400     0      6300
SIMON PPTY GROUP INC NEW  COM              828806109      278      3200  SH           SOLE                     3200     0         0
STERICYCLE INC            COM              858912108      238      4000  SH           DEFINED                     0     0      4000
TEVA PHARMACEUTICAL ADR
 1/10                     COM              881624209     5995    128980  SH           DEFINED                 64215     0     64765
TEXAS INSTRUMENTS INC     COM              882508104      819     24520  SH           DEFINED                  9550     0     14970
3M COMPANY                COM              88579Y101     3628     43025  SH           DEFINED                 21850     0     21175
US BANCORP DEL            COM              902973304      266      8375  SH           DEFINED                  3232     0      5143
VMware Inc.               COM              928563402      467      5500  SH           DEFINED                  1500     0      4000
WEINGARTEN REALTY SBI     COM              948741103      428     13606  SH           DEFINED                  8250     0      5356
WELLS FARGO & CO (NEW)    COM              949746101      732     24232  SH           DEFINED                  9850     0     14382
WRIGLEY COMPANY           COM              982526105     1797     30698  SH           DEFINED                 13425     0     17273
WYETH CORP                COM              983024100     1619     36646  SH           DEFINED                 20175     0     16471
ZIONS BANCORP             COM              989701107      204      4376  SH           DEFINED                  2495     0      1881
                                                       114604